Average Annual Total Returns - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity International Growth Fund
Dec. 30, 2022
Fidelity International Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.44%
Past 5 years	15.70%
Past 10 years	11.44%
Fidelity International Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.02%
Past 5 years	15.57%
Past 10 years	11.31%
Fidelity International Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.62%
Past 5 years	12.77%
Past 10 years	9.58%
MS270
Average Annual Return:
Past 1 year	11.41%
Past 5 years	13.78%
Past 10 years	10.23%